Share-Based Payments	12 Months Ended
Nov. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments
Share-Based Payments
Compensation expense related to the Company’s share-based awards was as follows:

	Years ended November 30,
(In thousands)	2014	2013	2012
Stock options	$137	130	2,433
Nonvested shares	40,581	33,559	29,312
Total compensation expense for share-based awards	$40,718	33,689	31,745

Cash flows resulting from tax benefits related to tax deductions in excess of the compensation expense recognized are classified as financing cash flows. For the years ended November 30, 2014, 2013 and 2012 there was $7.5 million, $10.1 million and $10.8 million, respectively, of excess tax benefits from share based awards.
Cash received from stock options exercised during the years ended November 30, 2014, 2013 and 2012 was $0.3 million, $16.7 million and $26.5 million, respectively. The tax benefit related to stock options exercised during the years ended November 30, 2014, 2013, and 2012 was $0.1 million, $12.0 million and $14.8 million, respectively.
The fair value of each of the Company’s stock option awards is estimated on the date of grant using a Black-Scholes option-pricing model that uses the assumptions noted in the table below. The fair value of the Company’s stock option awards, which are subject to graded vesting, is expensed on a straight-line basis over the vesting life of the stock options. Expected volatility is based on historical volatility of the Company’s stock over the most recent period equal to the expected life of the award. The risk-free rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon U.S. Treasury bond on the date the stock option award is granted with a maturity equal to the expected term of the stock option award granted. The Company uses historical data to estimate stock option exercises and forfeitures within its valuation model. The expected life of stock option awards granted is derived from historical exercise experience under the Company’s share-based payment plans and represents the period of time that stock option awards granted are expected to be outstanding.
The fair value of these options was determined at the date of the grant using the Black-Scholes option-pricing model. The significant weighted average assumptions were as follows:

	2014	2013	2012
Dividends yield	0.4%	0.4%	0.6%
Volatility rate	35.6%	35.3%	47%
Risk-free interest rate	0.2%	0.2%	0.2%
Expected option life (years)	1.5	1.5	1.5

A summary of the Company’s stock option activity for the year ended November 30, 2014 was as follows:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (In thousands)
Outstanding at November 30, 2013	52,500	$28.62
Grants	20,000	$39.62
Exercises	(15,000)	$18.19
Outstanding at November 30, 2014	57,500	$35.16	1.4 years	$694
Vested and expected to vest in the future at November 30, 2014	57,500	$35.16	1.4 years	$694
Exercisable at November 30, 2014	57,500	$35.16	1.4 years	$694
Available for grant at November 30, 2014	9,551,316

The weighted average fair value of options granted during the years ended November 30, 2014, 2013 and 2012 was $6.76, $6.59 and $5.72, respectively. The total intrinsic value of options exercised during the years ended November 30, 2014, 2013 and 2012 was $0.3 million, $30.8 million and $38.1 million, respectively.
The fair value of nonvested shares is determined based on the trading price of the Company’s common stock on the grant date. The weighted average fair value of nonvested shares granted during the years ended November 30, 2014, 2013 and 2012 was $41.89, $35.04 and $30.62, respectively. A summary of the Company’s nonvested shares activity for the year ended November 30, 2014 was as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested restricted shares at November 30, 2013	2,472,068	$30.66
Grants	1,119,356	$41.89
Vested	(1,244,045)	$28.23
Forfeited	(58,253)	$34.12
Nonvested restricted shares at November 30, 2014	2,289,126	$37.38

At November 30, 2014, there was $67.9 million of unrecognized compensation expense related to unvested share-based awards granted under the Company’s share-based payment plan, all of which relates to nonvested shares with a weighted average remaining contractual life of 2.0 years. During the years ended November 30, 2014, 2013 and 2012, 1.2 million nonvested shares, 1.3 million nonvested shares and 1.7 million nonvested shares, respectively, vested. For the years ended November 30, 2014, 2013, and 2012, the Company recorded an excess tax benefit related to nonvested share activity of $7.4 million, $6.9 million and $11.7 million, respectively.